Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2025
Contingent liabilities and commitments
Schedule of commitments

	2025 £m	2024 £m
Contracted for but not provided in the Consolidated Financial Statements:
Intangible assets	69	105
Property, plant and equipment	162	51
Total	231	156